Fixed assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 7.6	$ 3.5	$ 1.0
Internally developed software
Property, Plant and Equipment [Line Items]
Depreciation	5.5	$ 1.9	$ 0.0
Amortization expense, 2022	8.3
Amortization expense, 2023	8.3
Amortization expense, 2024	8.3
Amortization expense, 2025	6.4
Amortization expense, 2026	$ 2.7